Financial Statement Amounts and Balances of Group's VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 289,784	$ 283,103
Total assets	386,346	367,409
Total current liabilities	54,367	41,028
Total liabilities	54,657	41,424
Net revenues	137,663	323,800	271,877
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Net cash provided by (used in) operating activities	2,960	61,214	53,729
Net cash used in investing activities	(21,510)	(25,920)	9,291
Net cash provided by financing activities	23,231	6,403	290
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Variable Interest Entity [Line Items]
Total current assets	27,070	28,767
Total non-current assets		534
Total assets	27,070	29,301
Total assets as % of the Group's total assets	7.00%	8.00%
Total current liabilities	205	1,060
Total non-current liabilities
Total liabilities	205	1,060
Total Liabilities as % of the Group's total liabilities		3.00%
Net revenues	3	1,868	44,120
Net revenues as % of the Group's net revenue		1.00%	16.00%
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,194)	(62)	11,708
Net cash provided by (used in) operating activities	(1,373)	(6,368)	35,004
Net cash used in investing activities		(2)	(473)
Net cash provided by financing activities